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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (913) 295-3000
Security Management Company

May 5, 1997


Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549


Re:  SECURITY TAX-EXEMPT FUND
     File Nos.:  2-73223 and 811-3225


Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Security Tax-Exempt Fund Prospectus and Statement of Additional Information do not differ from that contained in Post-Effective Amendment No. 16 to the Registration Statement. This Post-Effective Amendment was filed electronically on April 30, 1997.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(913) 295-3321.

Very truly yours,

CHRIS SWICKARD

Chris Swickard
Assistant Secretary
Security Tax-Exempt Fund